Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Number of Options
Outstanding at beginning of year | shares	27,169	25,502	22,502
Granted | shares	18,303	3,000	3,000
Exercised | shares	(3,586)
Expired | shares	(7,000)	(1,333)
Outstanding at end of year | shares	34,886	27,169	25,502
Exercisable at end of year | shares	16,583	24,169	22,502
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 7.82	$ 7.54	$ 7.34
Granted | $ / shares	11.41	8.95	9.02
Exercised | $ / shares	6.27
Expired | $ / shares	8.25	5
Outstanding at end of year | $ / shares	9.83	7.82	7.54
Exercisable at end of year | $ / shares	$ 8.09	$ 7.68	$ 7.34